FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Functional Currency of Group Operations
The Group’s main overseas operations are in the Americas and Europe. Details of the Group’s structural foreign currency exposures are as follows:
(C)Functional currency of Group operations

	2020			2019
	Euro	US Dollar	Other non-sterling	Euro	US Dollar	Other non-sterling
	£m	£m	£m	£m	£m	£m
Exposure	113	95	12	63	93	48

Schedule of Maximum Credit Exposure

	2020			2019
	Maximum exposure	Offset[1]	Net exposure	Maximum exposure	Offset[1]	Net exposure
	£m	£m	£m	£m	£m	£m

Loans and advances to banks, net[2]	10,746	—	10,746	9,775	—	9,775
Loans and advances to customers, net[2]	498,843	(2,762)	496,081	494,988	(2,792)	492,196
Debt securities, net[2]	5,405	—	5,405	5,544	—	5,544
Financial assets at amortised cost	514,994	(2,762)	512,232	510,307	(2,792)	507,515
Financial assets at fair value through other comprehensive income[3]	27,437	—	27,437	24,865	—	24,865
Financial assets at fair value through profit or loss[3,4]
Loans and advances	28,476	—	28,476	23,475	—	23,475
Debt securities, treasury and other bills	46,701	—	46,701	40,925	—	40,925
	75,177	—	75,177	64,400	—	64,400
Derivative assets	29,613	(15,866)	13,747	26,369	(14,696)	11,673
Assets arising from contracts held with reinsurers	20,385	—	20,385	23,567	—	23,567

Off-balance sheet items:
Acceptances and endorsements	131	—	131	74	—	74
Other items serving as direct credit substitutes	317	—	317	366	—	366
Performance bonds, including letters of credit, and other transaction-related contingencies	2,105	—	2,105	2,454	—	2,454
Irrevocable commitments and guarantees	73,962	—	73,962	63,504	—	63,504
	76,515	—	76,515	66,398	—	66,398
	744,121	(18,628)	725,493	715,906	(17,488)	698,418
1Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.
2Amounts shown net of related impairment allowances.
3Excluding equity shares.
4Includes assets within the Group’s unit-linked funds for which credit risk is borne by the policyholders and assets within the Group’s With-Profits funds for which credit risk is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back related contract liabilities

	2020		2019
	Stage 1 Average PD	Stage 2 Average PD	Stage 1 Average PD	Stage 2 Average PD
	%	%	%	%
Retail
Mortgages	0.47	15.02	0.13	15.47
Credit cards	2.61	21.53	1.95	20.85
Loans and overdrafts	3.75	32.31	2.76	29.64
UK Motor Finance	0.69	15.91	0.69	14.46
Commercial Banking
Loans and advances to customers	1.05	13.92	0.45	18.88

Schedule of Credit Quality of Assets

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to banks:
CMS 1-10	10,670	—	—	—	10,670	6	—	—	—	6
CMS 11-14	82	—	—	—	82	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	10,752	—	—	—	10,752	6	—	—	—	6
Loans and advances to customers:
Retail - mortgages
RMS 1-6	251,372	21,010	—	—	272,382	103	247	—	—	350
RMS 7-9	46	4,030	—	—	4,076	1	66	—	—	67
RMS 10	—	907	—	—	907	—	25	—	—	25
RMS 11-13	—	3,071	—	—	3,071	—	130	—	—	130
RMS 14	—	—	1,859	12,511	14,370	—	—	191	261	452
	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Retail - credit cards
RMS 1-6	9,619	1,284	—	—	10,903	75	57	—	—	132
RMS 7-9	1,603	1,137	—	—	2,740	66	138	—	—	204
RMS 10	274	343	—	—	617	14	70	—	—	84
RMS 11-13	—	509	—	—	509	—	193	—	—	193
RMS 14	—	—	340	—	340	—	—	153	—	153
	11,496	3,273	340	—	15,109	155	458	153	—	766
Retail - loans and overdrafts
RMS 1-6	5,559	291	—	—	5,850	80	15	—	—	95
RMS 7-9	1,990	580	—	—	2,570	99	66	—	—	165
RMS 10	116	181	—	—	297	13	36	—	—	49
RMS 11-13	45	467	—	—	512	9	178	—	—	187
RMS 14	—	—	307	—	307	—	—	147	—	147
	7,710	1,519	307	—	9,536	201	295	147	—	643
Retail - UK Motor Finance
RMS 1-6	12,035	1,396	—	—	13,431	187	46	—	—	233
RMS 7-9	738	456	—	—	1,194	7	33	—	—	40
RMS 10	—	171	—	—	171	—	30	—	—	30
RMS 11-13	13	193	—	—	206	—	62	—	—	62
RMS 14	—	—	199	—	199	—	—	133	—	133
	12,786	2,216	199	—	15,201	194	171	133	—	498
Retail - other
RMS 1-6	14,952	482	—	—	15,434	19	19	—	—	38
RMS 7-9	2,418	334	—	—	2,752	11	39	—	—	50
RMS 10	—	21	—	—	21	—	1	—	—	1
RMS 11-13	509	467	—	—	976	—	40	—	—	40
RMS 14	—	—	184	—	184	—	—	59	—	59
	17,879	1,304	184	—	19,367	30	99	59	—	188
Total Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119

Gross drawn exposures and expected credit loss allowances continued	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial
CMS 1-10	35,072	191	—	—	35,263	42	2	—	—	44
CMS 11-14	30,821	6,971	—	—	37,792	141	109	—	—	250
CMS 15-18	4,665	6,469	—	—	11,134	96	398	—	—	494
CMS 19	—	685	—	—	685	—	144	—	—	144
CMS 20-23	—	—	3,524	—	3,524	—	—	1,282	—	1,282
	70,558	14,316	3,524	—	88,398	279	653	1,282	—	2,214
Other
RMS 1-6	871	13	—	—	884	9	1	—	—	10
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	67	—	67	—	—	17	—	17
	871	13	67	—	951	9	1	17	—	27
CMS 1-10	60,985	—	—	—	60,985	—	—	—	—	—
CMS 11-14	238	—	—	—	238	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	10	—	10	—	—	—	—	—
	61,225	—	10	—	61,235	—	—	—	—	—
Central overlay	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760

In respect of:
Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119
Commercial	70,558	14,316	3,524	—	88,398	279	653	1,282	—	2,214
Other	62,096	13	77	—	62,186	409	1	17	—	427
Total loans and advances to customers	433,943	51,659	6,490	12,511	504,603	1,372	2,145	1,982	261	5,760

	Undrawn exposures					Expected credit loss allowance
Gross undrawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to customers:
Retail - mortgages
RMS 1-6	19,347	109	—	—	19,456	3	—	—	—	3
RMS 7-9	1	6	—	—	7	—	—	—	—	—
RMS 10	—	2	—	—	2	—	—	—	—	—
RMS 11-13	—	1	—	—	1	—	—	—	—	—
RMS 14	—	—	10	74	84	—	—	—	—	—
	19,348	118	10	74	19,550	3	—	—	—	3
Retail - credit cards
RMS 1-6	54,694	3,044	—	—	57,738	67	46	—	—	113
RMS 7-9	772	463	—	—	1,235	11	8	—	—	19
RMS 10	602	282	—	—	884	7	11	—	—	18
RMS 11-13	—	85	—	—	85	—	7	—	—	7
RMS 14	—	—	56	—	56	—	—	—	—	—
	56,068	3,874	56	—	59,998	85	72	—	—	157
Retail - loans and overdrafts
RMS 1-6	6,070	315	—	—	6,385	14	7	—	—	21
RMS 7-9	269	139	—	—	408	8	14	—	—	22
RMS 10	13	35	—	—	48	1	7	—	—	8
RMS 11-13	3	69	—	—	72	—	21	—	—	21
RMS 14	—	—	18	—	18	—	—	—	—	—
	6,355	558	18	—	6,931	23	49	—	—	72
Retail - UK Motor Finance
RMS 1-6	1,275	—	—	—	1,275	2	—	—	—	2
RMS 7-9	381	3	—	—	384	1	—	—	—	1
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	1	—	—	—	1	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	1,657	3	—	—	1,660	3	—	—	—	3
Retail - other
RMS 1-6	1,672	23	—	—	1,695	7	5	—	—	12
RMS 7-9	140	36	—	—	176	9	13	—	—	22
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	10	—	—	10	—	7	—	—	7
RMS 14	—	—	1	—	1	—	—	—	—	—
	1,812	69	1	—	1,882	16	25	—	—	41
Total Retail	85,240	4,622	85	74	90,021	130	146	—	—	276

Gross undrawn exposures and expected credit loss allowances continued	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial
CMS 1-10	42,071	—	—	—	42,071	32	—	—	—	32
CMS 11-14	10,122	2,412	—	—	12,534	32	27	—	—	59
CMS 15-18	934	1,315	—	—	2,249	16	49	—	—	65
CMS 19	—	92	—	—	92	—	12	—	—	12
CMS 20-23	—	—	195	—	195	—	—	13	—	13
	53,127	3,819	195	—	57,141	80	88	13	—	181
Other
RMS 1-6	299	—	—	—	299	2	—	—	—	2
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	299	—	—	—	299	2	—	—	—	2
CMS 1-10	239	—	—	—	239	—	—	—	—	—
CMS 11-14	170	—	—	—	170	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	5	—	5	—	—	—	—	—
	409	—	5	—	414	—	—	—	—	—
Total loans and advances to customers	139,075	8,441	285	74	147,875	212	234	13	—	459

In respect of:
Retail	85,240	4,622	85	74	90,021	130	146	—	—	276
Commercial	53,127	3,819	195	—	57,141	80	88	13	—	181
Other	708	—	5	—	713	2	—	—	—	2
Total loans and advances to customers	139,075	8,441	285	74	147,875	212	234	13	—	459

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Loans and advances to banks:
CMS 1-10	9,777	—	—	—	9,777	2	—	—	—	2
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	9,777	—	—	—	9,777	2	—	—	—	2
Loans and advances to customers:
Retail - mortgages
RMS 1-6	257,028	13,494	—	—	270,522	23	183	—	—	206
RMS 7-9	15	2,052	—	—	2,067	—	39	—	—	39
RMS 10	—	414	—	—	414	—	13	—	—	13
RMS 11-13	—	975	—	—	975	—	46	—	—	46
RMS 14	—	—	1,506	13,714	15,220	—	—	122	142	264
	257,043	16,935	1,506	13,714	289,198	23	281	122	142	568
Retail - credit cards
RMS 1-6	14,744	729	—	—	15,473	103	25	—	—	128
RMS 7-9	1,355	556	—	—	1,911	49	54	—	—	103
RMS 10	32	105	—	—	137	3	19	—	—	22
RMS 11-13	1	291	—	—	292	—	91	—	—	91
RMS 14	—	—	385	—	385	—	—	125	—	125
	16,132	1,681	385	—	18,198	155	189	125	—	469
Retail - loans and overdrafts
RMS 1-6	7,406	368	—	—	7,774	84	17	—	—	101
RMS 7-9	1,321	363	—	—	1,684	55	38	—	—	93
RMS 10	44	85	—	—	129	4	15	—	—	19
RMS 11-13	17	315	—	—	332	3	102	—	—	105
RMS 14	—	—	293	—	293	—	—	108	—	108
	8,788	1,131	293	—	10,212	146	172	108	—	426
Retail - UK Motor Finance
RMS 1-6	13,568	1,297	—	—	14,865	203	30	—	—	233
RMS 7-9	314	368	—	—	682	10	15	—	—	25
RMS 10	—	99	—	—	99	—	10	—	—	10
RMS 11-13	2	178	—	—	180	1	32	—	—	33
RMS 14	—	—	150	—	150	—	—	84	—	84
	13,884	1,942	150	—	15,976	214	87	84	—	385
Retail - other
RMS 1-6	9,762	395	—	—	10,157	25	10	—	—	35
RMS 7-9	8	420	—	—	428	—	26	—	—	26
RMS 10	—	7	—	—	7	—	—	—	—	—
RMS 11-13	134	23	—	—	157	—	1	—	—	1
RMS 14	—	—	150	—	150	—	—	51	—	51
	9,904	845	150	—	10,899	25	37	51	—	113
Total Retail	305,751	22,534	2,484	13,714	344,483	563	766	490	142	1,961

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowances continued	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Commercial
CMS 1-10	59,708	379	—	—	60,087	33	1	—	—	34
CMS 11-14	25,569	2,318	—	—	27,887	50	37	—	—	87
CMS 15-18	1,797	3,111	—	—	4,908	13	174	—	—	187
CMS 19	—	169	—	—	169	—	16	—	—	16
CMS 20-23	—	—	3,447	—	3,447	—	—	941	—	941
	87,074	5,977	3,447	—	96,498	96	228	941	—	1,265
Other
RMS 1-6	754	32	—	—	786	6	1	—	—	7
RMS 7-9	40	—	—	—	40	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	84	—	84	—	—	16	—	16
	794	32	84	—	910	6	1	16	—	23
CMS 1-10	56,356	—	—	—	56,356	10	—	—	—	10
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	56,356	—	—	—	56,356	10	—	—	—	10
Total loans and advances to customers	449,975	28,543	6,015	13,714	498,247	675	995	1,447	142	3,259

In respect of:
Retail	305,751	22,534	2,484	13,714	344,483	563	766	490	142	1,961
Commercial	87,074	5,977	3,447	—	96,498	96	228	941	—	1,265
Other	57,150	32	84	—	57,266	16	1	16	—	33
Total loans and advances to customers	449,975	28,543	6,015	13,714	498,247	675	995	1,447	142	3,259

	Undrawn exposures					Expected credit loss allowance
Gross undrawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Loans and advances to customers:
Retail - mortgages
RMS 1-6	12,242	62	—	—	12,304	1	—	—	—	1
RMS 7-9	1	1	—	—	2	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	8	79	87	—	—	—	—	—
	12,243	63	8	79	12,393	1	—	—	—	1
Retail - credit cards
RMS 1-6	54,216	1,762	—	—	55,978	44	21	—	—	65
RMS 7-9	293	162	—	—	455	4	3	—	—	7
RMS 10	3	28	—	—	31	—	1	—	—	1
RMS 11-13	1	44	—	—	45	—	4	—	—	4
RMS 14	—	—	75	—	75	—	—	—	—	—
	54,513	1,996	75	—	56,584	48	29	—	—	77
Retail - loans and overdrafts
RMS 1-6	6,437	224	—	—	6,661	12	3	—	—	15
RMS 7-9	96	56	—	—	152	2	5	—	—	7
RMS 10	2	11	—	—	13	—	2	—	—	2
RMS 11-13	—	29	—	—	29	—	11	—	—	11
RMS 14	—	—	8	—	8	—	—	—	—	—
	6,535	320	8	—	6,863	14	21	—	—	35
Retail - UK Motor Finance
RMS 1-6	1,181	—	—	—	1,181	2	—	—	—	2
RMS 7-9	193	4	—	—	197	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	1,374	4	—	—	1,378	2	—	—	—	2
Retail - other
RMS 1-6	1,240	—	—	—	1,240	11	—	—	—	11
RMS 7-9	—	62	—	—	62	—	3	—	—	3
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	3	—	3	—	—	—	—	—
	1,240	62	3	—	1,305	11	3	—	—	14
Total Retail	75,905	2,445	94	79	78,523	76	53	—	—	129

Gross undrawn exposures and expected credit loss allowances continued	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Commercial
CMS 1-10	47,707	76	—	—	47,783	11	—	—	—	11
CMS 11-14	5,134	850	—	—	5,984	7	9	—	—	16
CMS 15-18	258	327	—	—	585	1	13	—	—	14
CMS 19	—	43	—	—	43	—	2	—	—	2
CMS 20-23	—	—	5	—	5	—	—	5	—	5
	53,099	1,296	5	—	54,400	19	24	5	—	48
Other
RMS 1-6	239	—	—	—	239	—	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	239	—	—	—	239	—	—	—	—	—
CMS 1-10	391	—	—	—	391	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	391	—	—	—	391	—	—	—	—	—
Total loans and advances to customers	129,634	3,741	99	79	133,553	95	77	5	—	177

In respect of:
Retail	75,905	2,445	94	79	78,523	76	53	—	—	129
Commercial	53,099	1,296	5	—	54,400	19	24	5	—	48
Other	630	—	—	—	630	—	—	—	—	—
Total loans and advances to customers	129,634	3,741	99	79	133,553	95	77	5	—	177

Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss	. Substantially all of the loans and advances to customers and banks recognised at fair value through profit or loss have a good quality rating.The credit quality of the Group’s debt securities, treasury and other bills held at fair value through profit or loss is set out below:

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Debt securities, treasury and other bills held at fair value through profit or loss
Trading assets:
Government securities	7,574	—	7,574	6,791	—	6,791
Asset-backed securities:
Mortgage-backed securities	4	3	7	1	5	6
Other asset-backed securities	—	4	4	14	3	17
	4	7	11	15	8	23
Corporate and other debt securities	225	21	246	232	1	233
Total held as trading assets	7,803	28	7,831	7,038	9	7,047
Other assets held at fair value through profit or loss:
Government securities	13,048	—	13,048	12,044	19	12,063
Other public sector securities	2,347	7	2,354	2,118	8	2,126
Bank and building society certificates of deposit	4,841	—	4,841	984	—	984
Asset-backed securities:
Mortgage-backed securities	457	3	460	452	10	462
Other asset-backed securities	261	—	261	241	—	241
	718	3	721	693	10	703
Corporate and other debt securities	15,743	2,145	17,888	15,932	2,051	17,983
Total debt securities held at fair value through profit or loss	36,697	2,155	38,852	31,771	2,088	33,859
Treasury bills and other bills	18	—	18	19	—	19
Total other assets held at fair value through profit or loss	36,715	2,155	38,870	31,790	2,088	33,878
Total held at fair value through profit or loss	44,518	2,183	46,701	38,828	2,097	40,925
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £344 million; 2019: £251 million) and not rated (2020: £1,839 million; 2019: £1,846 million).

Schedule of Mortgage Lending

	Drawn balances					Expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total gross	Stage 1	Stage 2	Stage 3	POCI	Total gross
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Less than 70 per cent	185,548	24,330	1,547	10,051	221,476	42	202	77	88	409
70 per cent to 80 per cent	43,656	3,364	187	1,303	48,510	29	136	46	58	269
80 per cent to 90 per cent	21,508	1,009	74	470	23,061	28	79	31	34	172
90 per cent to 100 per cent	555	126	21	190	892	3	16	11	19	49
Greater than 100 per cent	151	189	30	497	867	2	35	26	62	125
Total	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024

	Drawn balances					Expected credit losses
	Stage 1	Stage 2	Stage 3	POCI	Total gross	Stage 1	Stage 2	Stage 3	POCI	Total gross
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Less than 70 per cent	179,566	13,147	1,174	10,728	204,615	6	104	41	44	195
70 per cent to 80 per cent	44,384	2,343	181	1,751	48,659	7	75	29	38	149
80 per cent to 90 per cent	27,056	1,057	86	677	28,876	7	58	25	23	113
90 per cent to 100 per cent	5,663	199	34	207	6,103	2	17	12	10	41
Greater than 100 per cent	374	189	31	351	945	1	27	15	27	70
Total	257,043	16,935	1,506	13,714	289,198	23	281	122	142	568

Participating investment contracts
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Liabilities Arising From Insurance and Participating Investment Contracts
Liabilities arising from insurance and participating investment contracts are analysed on a behavioural basis, as permitted by IFRS 4, as follows:

	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2020	1,476	1,323	5,879	27,468	79,914	116,060
At 31 December 2019	1,340	1,240	5,378	25,349	78,142	111,449

Available-for-sale financial assets (excluding equity shares)
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares)	. The credit quality of the Group’s financial assets at fair value through other comprehensive income (excluding equity shares) is set out below:

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Debt securities:
Government securities	14,267	19	14,286	13,084	14	13,098
Asset-backed securities:
Mortgage-backed securities	—	—	—	121	—	121
Other asset-backed securities	115	65	180	—	60	60
	115	65	180	121	60	181
Corporate and other debt securities	12,786	149	12,935	11,036	15	11,051
Total debt securities	27,168	233	27,401	24,241	89	24,330
Treasury and other bills	36	—	36	535	—	535
Total financial assets at fair value through other comprehensive income	27,204	233	27,437	24,776	89	24,865
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £92 million; 2019: £89 million) and not rated (2020: £141 million; 2019: £nil).

Derivative assets
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Derivative Assets

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Trading and other	26,782	2,015	28,797	22,991	2,142	25,133
Hedging	810	6	816	1,178	58	1,236
Total derivative financial instruments	27,592	2,021	29,613	24,169	2,200	26,369
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £1,499 million; 2019: £1,555 million) and not rated (2020: £522 million; 2019: £645 million).

Concentrations of risk
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Concentration of Exposure

	2020	2019
	£m	£m
Agriculture, forestry and fishing	7,836	7,558
Energy and water supply	1,313	1,432
Manufacturing	4,956	6,093
Construction	5,096	4,285
Transport, distribution and hotels	14,341	13,016
Postal and telecommunications	2,665	1,923
Property companies	26,061	27,596
Financial, business and other services	92,555	89,763
Personal:
Mortgages[1]	307,087	299,141
Other	25,363	29,272
Lease financing	1,182	1,671
Hire purchase	16,148	16,497
Total loans and advances to customers before allowance for impairment losses	504,603	498,247
Allowance for impairment losses (note 18)	(5,760)	(3,259)
Total loans and advances to customers	498,843	494,988
1Includes both UK and overseas mortgage balances.

Loans and advances securitised
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Securities Lending Transactions
The following on balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2020	2019
	£m	£m
Financial assets at fair value through profit or loss	3,224	5,857
Financial assets at fair value through other comprehensive income	894	2,020
	4,118	7,877

Loans to corporate entities
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Debt Securities Classified as Loans and Receivables
An analysis by credit rating of the Group’s debt securities held at amortised cost is provided below:

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Asset-backed securities:
Mortgage-backed securities	2,046	—	2,046	3,007	—	3,007
Other asset-backed securities	1,593	20	1,613	876	—	876
	3,639	20	3,659	3,883	—	3,883
Corporate and other debt securities	1,721	28	1,749	1,650	14	1,664
Gross exposure	5,360	48	5,408	5,533	14	5,547
Allowance for impairment losses			(3)			(3)
Total debt securities held at amortised cost			5,405			5,544
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £8 million; 2019: £nil) and not rated (2020: £40 million; 2019: £14 million).

Assets and liabilities
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Maturities of Assets and Liabilities

	Up to 1 month	1-3 months	3-6 months	6-9 months	9-12 months	1-2 years	2-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Assets
Cash and balances at central banks	73,256	1	—	—	—	—	—	—	73,257
Financial assets at fair value through profit or loss	8,085	8,168	7,446	1,428	1,132	2,420	5,193	137,754	171,626
Derivative financial instruments	1,332	1,028	1,092	504	374	1,068	3,021	21,194	29,613
Loans and advances to banks	5,372	1,391	1,170	217	50	—	2,544	2	10,746
Loans and advances to customers	27,200	23,432	27,322	16,092	12,088	30,342	73,562	288,805	498,843
Debt securities held at amortised cost	118	18	—	—	—	1,651	1,089	2,529	5,405
Financial assets at fair value through other comprehensive income	51	272	569	349	255	3,423	11,289	11,395	27,603
Other assets	1,810	901	433	153	418	653	1,010	48,798	54,176
Total assets	117,224	35,211	38,032	18,743	14,317	39,557	97,708	510,477	871,269
Liabilities
Deposits from banks	8,590	2,500	384	104	—	278	19,362	247	31,465
Customer deposits	431,235	13,354	3,368	2,328	1,825	3,909	3,341	708	460,068
Derivative financial instruments and financial liabilities at fair value through profit or loss	5,099	8,182	4,666	1,529	324	1,728	4,541	23,890	49,959
Debt securities in issue	6,565	6,489	6,881	4,655	3,435	12,001	29,867	17,504	87,397
Liabilities arising from insurance and investment contracts	1,321	1,763	2,573	2,542	3,159	9,488	27,132	106,534	154,512
Other liabilities	5,644	1,821	453	439	728	648	845	13,616	24,194
Subordinated liabilities	—	—	587	—	—	1,528	4,929	7,217	14,261
Total liabilities	458,454	34,109	18,912	11,597	9,471	29,580	90,017	169,716	821,856
At 31 December 2019
Assets
Cash and balances at central banks	55,128	2	—	—	—	—	—	—	55,130
Financial assets at fair value through profit or loss	7,195	3,689	3,016	1,710	451	2,801	5,385	135,942	160,189
Derivative financial instruments	583	739	627	404	336	1,294	2,763	19,623	26,369
Loans and advances to banks	4,953	1,017	265	124	91	26	—	3,299	9,775
Loans and advances to customers	35,973	26,036	23,283	12,626	11,425	29,917	74,416	281,312	494,988
Debt securities held as at amortised cost	131	19	—	—	—	74	3,085	2,235	5,544
Financial assets at fair value through other comprehensive income	111	179	729	102	234	2,929	12,809	7,999	25,092
Other assets	2,224	1,155	533	160	520	568	1,218	50,428	56,806
Total assets	106,298	32,836	28,453	15,126	13,057	37,609	99,676	500,838	833,893
Liabilities
Deposits from banks	4,530	2,715	267	85	55	15,686	433	4,408	28,179
Customer deposits	382,885	12,945	6,716	4,377	3,207	6,742	1,752	2,696	421,320
Derivative financial instruments and financial liabilities at fair value through profit or loss	5,182	6,101	2,579	784	528	1,644	5,238	25,209	47,265
Debt securities in issue	4,070	9,159	7,135	7,418	1,963	13,618	30,897	23,429	97,689
Liabilities arising from insurance and investment contracts	1,213	1,658	2,370	2,348	2,882	9,028	24,870	104,539	148,908
Other liabilities	4,541	1,914	772	893	1,682	898	906	13,990	25,596
Subordinated liabilities	—	1,339	96	1,137	108	575	4,105	9,770	17,130
Total liabilities	402,421	35,831	19,935	17,042	10,425	48,191	68,201	184,041	786,087

Financial liabilities, category [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Maturities of Liabilities

	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks	8,584	2,429	550	23,451	495	35,509
Customer deposits	428,634	13,659	8,387	8,049	1,528	460,257
Financial liabilities at fair value through profit or loss	3,904	7,117	5,096	2,139	10,513	28,769
Debt securities in issue	6,339	6,599	16,612	45,666	19,583	94,799
Liabilities arising from non-participating investment contracts	38,450	—	—	—	—	38,450
Other liabilities (Lease liabilities)	10	53	182	663	857	1,765
Subordinated liabilities	105	66	1,165	8,303	11,829	21,468
Total non-derivative financial liabilities	486,026	29,923	31,992	88,271	44,805	681,017
Derivative financial liabilities:
Gross settled derivatives – outflows	45,151	36,737	32,437	50,646	20,556	185,527
Gross settled derivatives – inflows	(42,851)	(34,519)	(31,248)	(49,866)	(21,393)	(179,877)
Gross settled derivatives – net flows	2,300	2,218	1,189	780	(837)	5,650
Net settled derivative liabilities	16,132	98	243	933	2,428	19,834
Total derivative financial liabilities	18,432	2,316	1,432	1,713	1,591	25,484
At 31 December 2019
Deposits from banks	5,009	2,564	762	20,066	317	28,718
Customer deposits	385,864	14,433	14,327	10,661	1,393	426,678
Financial liabilities at fair value through profit or loss	4,370	5,543	2,255	2,690	14,653	29,511
Debt securities in issue	5,335	9,858	19,205	54,638	36,321	125,357
Liabilities arising from non-participating investment contracts	37,459	—	—	—	—	37,459
Other liabilities (Lease liabilities)	2	61	190	803	946	2,002
Subordinated liabilities	942	1,462	1,918	7,837	14,857	27,016
Total non-derivative financial liabilities	438,981	33,921	38,657	96,695	68,487	676,741
Derivative financial liabilities:
Gross settled derivatives – outflows	43,118	44,379	34,012	36,012	18,238	175,759
Gross settled derivatives – inflows	(40,829)	(42,954)	(32,966)	(34,758)	(17,753)	(169,260)
Gross settled derivatives – net flows	2,289	1,425	1,046	1,254	485	6,499
Net settled derivative liabilities	23,648	48	122	700	2,201	26,719
Total derivative financial liabilities	25,937	1,473	1,168	1,954	2,686	33,218

Off balance sheet
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Liabilities Arising From Insurance and Participating Investment Contracts
The following tables set out the amounts and residual maturities of the Group’s off balance sheet contingent liabilities, commitments and guarantees.

	Up to 1 month	1-3 months	3-6 months	6-9 months	9-12 months	1-3 years	3-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Acceptances and endorsements	80	10	41	—	—	—	—	—	131
Other contingent liabilities	327	551	164	175	212	340	70	583	2,422
Total contingent liabilities	407	561	205	175	212	340	70	583	2,553
Lending commitments and guarantees	72,916	4,890	22,288	3,981	5,374	23,048	11,411	3,839	147,747
Other commitments	—	—	—	—	4	44	16	64	128
Total commitments and guarantees	72,916	4,890	22,288	3,981	5,378	23,092	11,427	3,903	147,875
Total contingents, commitments and guarantees	73,323	5,451	22,493	4,156	5,590	23,432	11,497	4,486	150,428
At 31 December 2019
Acceptances and endorsements	25	24	4	—	21	—	—	—	74
Other contingent liabilities	381	409	387	177	207	475	101	683	2,820
Total contingent liabilities	406	433	391	177	228	475	101	683	2,894
Lending commitments and guarantees	68,638	2,682	15,297	4,637	7,367	17,365	14,114	3,264	133,364
Other commitments	—	1	16	5	—	72	43	52	189
Total commitments and guarantees	68,638	2,683	15,313	4,642	7,367	17,437	14,157	3,316	133,553
Total contingents, commitments and guarantees	69,044	3,116	15,704	4,819	7,595	17,912	14,258	3,999	136,447